Professionally Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

January 29, 2014

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street N.E.
Washington, D.C.  20549

Re:          Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
Boston Common International Fund (S000030907)
Boston Common U.S. Equity Fund (S000030908)

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, is Post-Effective Amendment No. 557 under the 1933 Act and Amendment No. 558 under the 1940 Act to the Trust’s Registration Statement on Form N-1A.  This Post-Effective Amendment is being filed to add the audited financial statements and certain related financial information for the fiscal year ended September 30, 2013 for the two series of the Trust.

If you have any questions, concerning the foregoing, please contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
President and Secretary of the Trust